Stock Options and Warrants - Restricted Stock Awards - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 597	$ 1,418
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period	2 years 1 month 6 days	2 years 2 months 12 days
Under 2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value of restricted stock awards	$ 119	$ 194
Stock-based compensation expense	105	191
Unrecognized compensation costs	$ 0	$ 8
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period		7 months 6 days
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting terms	1 year